Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 CNY (¥)
Cash flows from operating activities:
Net loss	¥ (512,071)	$ (70,463)	¥ (43,577)	¥ (60,667)
Adjustments to reconcile net loss to net cash generated from operating activities:
Depreciation expense	8,368	1,151	3,545	5,603
Amortization of intangible assets	50,837	6,995	848	832
Non-cash operating lease expense	37,091	5,104	8,753	13,636
Loss on termination of operating lease	1,031	142
Provision for allowance for credit losses on financial assets	6,821	939
Impairment loss on goodwill	426,410	58,676
Share-based compensation expenses	23,335	3,211
Loss on disposal of property, plant and equipment	1,293	178	2,951
Change in fair value of equity investments and contingent consideration	73,761	10,150
Provision (reversal) on uncertain tax liability	(2,763)	(380)	260	1,400
Investment income	(5,779)	(795)	177
Net gain on disposal of subsidiaries	(329)	(45)	(13,737)
Share of loss of affiliates	1,121	154
Deferred taxes	9,298	1,279	15,625	3,775
Interest accrued for other receivables and loan receivables	(10,924)	(1,503)		697
Changes in operating assets and liabilities:
Accounts receivable and contract assets	67,368	9,270	21,905	(4,353)
Other receivables and current assets	8,793	1,210	5,354	5,335
Other non-current assets	19,900	2,738
Accounts payable and accrued commissions	(61,592)	(8,475)	(5,376)	(631)
Other payables and accrued expenses	(38,109)	(5,244)	(6,336)	(2,674)
Other current liabilities	(4,439)	(611)	(6,293)	(6,547)
Income taxes payable	(5,236)	(720)	(1,779)	(5)
Lease liability	(36,451)	(5,016)	(7,683)	(12,556)
Net cash (used in) generated from operating activities	57,734	7,945	(25,363)	(56,155)
Cash flows from investing activities:
Purchase of short term investments	(1,745,980)	(240,255)		(5,000)
Proceeds from disposal of short term investments	2,088,111	287,334	4,823
Purchase of long-term investments
Purchase of property, plant and equipment	(4,305)	(593)	(881)	(4,741)
Proceeds from disposal of property and equipment	470	65
Cash paid out for loan receivables from third parties	(838,800)	(115,423)	(110,000)	(130,000)
Cash received for loan receivables from third parties	145,500	20,021	110,000	130,000
Prepaid for intangible assets			(20)	(508)
Purchase of intangible assets			(977)	(347)
Proceeds from disposal of subsidiaries, net of cash disposed	(12,761)	(1,756)	(7,931)
Cash acquired on non-cash acquisitions	601,925	82,828
Net cash (used in) generated from investing activities	234,160	32,221	(4,986)	(10,596)
Cash flows from financing activities:
Proceeds of issuance of ordinary shares upon private placement	44,968	6,188
Proceeds from bank borrowings	98,377	13,538
Repayment of bank borrowings and other borrowings	(164,300)	(22,608)
Dividend distributed to noncontrolling interest	(29,500)	(4,059)
Repurchase of ordinary shares from open market	(10,028)	(1,380)
Acquisition of non-controlling interests in subsidiaries	(26,358)	(3,627)
Net cash used in financing activities	(86,841)	(11,948)
Net (decrease) increase in cash and cash equivalents, and restricted cash	205,053	28,218	(30,349)	(66,751)
Cash and cash equivalents and restricted cash at beginning of year	164,470	22,632	194,259	260,593
Effect of exchange rate changes on cash and cash equivalents	873	118	560	417
Cash and cash equivalents and restricted cash at the end of the year	370,396	50,968	164,470	194,259
Reconciliation in amounts on the consolidated balance sheets:
Cash and cash equivalents at the end of the year	295,693	40,689	164,470	194,259
Restricted cash at the end of the year	74,703	10,279
Cash and cash equivalents and restricted cash at the end of the year	370,396	50,968	164,470	194,259
Supplemental disclosure of cash flow information:
Income taxes paid	5,236	720	4	5
Interests paid	960	132
Supplemental disclosure of non-cash investing activities:
Right-of-use assets obtained in exchange for lease obligations, net of decrease of right-of-use assets for early terminations	9,666	1,330	8,008	16,690
Acquisition of subsidiaries through issuing ordinary shares	¥ 2,341,942	$ 322,262